Gains or losses on non-current assets held for sale not classified as discontinued operations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gains Or Losses On Assets Held For Sale [Line Items]
Tangible assets	€ (195)	€ (141)	€ (171)
Impairment (Note 12)	306	212	222
Gain (loss) on sale	577	161	208
Other gains and other losses	(8)		(2)
Net gains (losses) on noncurrent assets held for sale	(203)	(141)	(173)
Non-current assets held for sale
Gains Or Losses On Assets Held For Sale [Line Items]
Impairment (Note 12)	347	241	253
Gain (loss) on sale	€ 111	€ 71	€ 51